Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

18.Taxation

(a)PRC value-added tax and related surcharges

The Group is subject to value-added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. Net revenues are presented after netting off the VAT. The primary applicable rate of VAT is 6% for the years ended December 31, 2023, 2024 and 2025. All entities in PRC are also subject to surcharges on value-added tax payments in accordance with PRC law.

(b)Income taxes

(i)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any withholding tax in Hong Kong. For the years ended December 31, 2023, 2024 and 2025, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

(iii)	Singapore

The income tax provision of the Group in respect of its international operations was calculated at the tax rate of 17% on the assessable profits based on the existing legislation, interpretations and practices in respect thereof.

18.Taxation (continued)

(b)Income taxes (continued)

(iv)	PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The Group’s PRC entities are subject to a uniform income tax rate of 25% for years presented.

Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.

An entity registered in Hainan Free Trade Port (“FTP”) and operating substantially that qualifies as an “Encouraged Industrial Enterprises” (an “EIE”) is entitled to a preferential income tax rate of 15% for eight years since January 1, 2020. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice 2020 No.31 (“Circular 31”). According to Hainan Provincial Tax Bureau Public Notice 2021 No.1 (“Circular 1”), enterprises set up in Hainan FTP without any branches outside shall have substantive operations in Hainan FTP, which means that such enterprises shall maintain actual business operation, human resources, finance management as well as assets solely in Hainan FTP in order to enjoy the preferential tax rate. If an EIE fails to meet the criteria for qualification as an EIE or requirement of substantive VIE operations in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year and must instead use the regular 25% EIT rate.

The Group’s PRC entities provided for enterprise income tax are as follows:

●	Huya Technology renewed its HNTE qualification in 2025 and with a continued preferential income tax rate of 15% from 2025 to 2027.
●	Guangzhou Huya renewed its HNTE qualification in 2024 and with a continued preferential income tax rate of 15% from 2024 to 2026.
●	Hainan Huya was qualified as an EIE in Hainan free trade port, and enjoyed the preferential tax rate of 15% for eight years starting from 2020.
●	Most of the remaining PRC subsidiaries and VIEs were subject to 25% EIT for the years presented.

18.Taxation (continued)

(b)Income taxes (continued)

(iv)PRC (continued)

According to a new tax incentives policy promulgated by the State Tax Bureau of the PRC on March 26, 2023 (“Super Deduction”), the additional tax deduction amount for qualified research and development expenses was increased from 75% to 100%, effective from 2023.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a standard rate of 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2024 and 2025 are approximately RMB2,360,401 and RMB2,184,195 respectively. The undistributed earnings and reserves of the Group entities located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends from the undistributed earnings or reserves of the Group entities located in the PRC on its ordinary shares in the foreseeable future and intends to retain its available funds and any future earnings for use in the operation and expansion of its business.

Accordingly, no deferred tax liability on 10% WHT of aggregate undistributed earnings and reserves of the Company’s entities located in the PRC had been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2024 and 2025.

18.Taxation (continued)

(b)Income taxes (continued)

Composition of income tax expenses (benefits)

Loss before income tax expenses for the years ended December 31, 2023, 2024 and 2025 were taxed within the following jurisdictions:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC entities	(406,503)	(233,630)	(260,092)
Non-PRC entities	215,199	199,175	163,002
Total	(191,304)	(34,455)	(97,090)

The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	—	518	390
Deferred income tax expenses	—	—	—
Subtotal income tax expenses applicable to China operations	—	518	390
Income tax expenses applicable to Non-PRC operations
Current income tax expenses	17,222	17,023	16,475
Deferred income tax benefits	(4,007)	(4,041)	(4,059)
Subtotal income tax expenses applicable to Non-PRC operations	13,215	12,982	12,416
Total income tax expenses	13,215	13,500	12,806

18.Taxation (continued)

(b)Income taxes (continued)

Reconciliation of the differences between statutory tax rate and the effective tax rate

After the prospective adoption of ASU 2023-09 for the year ended December 31, 2025, the reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the statutory tax rate of the Company against the Group’s income before income taxes is as follows.

	For the year ended
	December 31, 2025
	Amount	Percent

PRC Statutory income tax rate	(24,273)	25.0%
Foreign Tax Effects
Singapore
Statutory tax rate difference between Singapore and PRC	(2,847)	2.9%
Others	54	(0.1)%

Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(7,282)	7.5%
Non-taxable income	(13,493)	13.9%
Others	(1)	0.0%

Cayman Islands
Statutory tax rate difference between Cayman Islands and PRC	(10,437)	10.8%

United States
Withholding tax	4,059	(4.2)%

Changes in valuation allowances	72,032	(74.1)%
Nontaxable or Nondeductible items
Effect of preferential tax benefits	12,582	(13.0)%
Effect of Super Deduction available to the Group	(54,855)	56.5%
Permanent differences	35,650	(36.7)%
Other Adjustments
Withholding tax	1,612	(1.7)%
Others	5	0.0%
Income tax expense	12,806	(13.2)%
(i)	Income taxes paid (net of refunds) by jurisdiction for the year ended December 31, 2025 is as follows:

For the year ended
December 31, 2025

PRC	6,057
Others	59
Total	6,116

18.Taxation (continued)

(b)Income taxes (continued)

Reconciliation of the differences between statutory tax rate and the effective tax rate (Continued)

The reconciliation between the statutory income tax rate and the effective tax rate for years ended December 31, 2023, 2024 and is as follows:

	For the years ended December 31,
	2023	2024
PRC Statutory income tax rate	25.0%	25.0%
Effect of tax holiday and preferential tax benefits	(19.1)%	(42.9)%
Effect of varying tax rates available in different jurisdictions (i)	22.8%	64.8%
Permanent differences (ii)	(10.3)%	10.5%
Change in valuation allowance	(58.7)%	(241.8)%
Effect of Super Deduction available to the Group	33.4%	145.2%
Effective income tax rate	(6.9)%	(39.2)%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	0.28	0.19
(i)	For the years ended December 31, 2023 and 2024, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term deposits and long-term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the loss arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore for 2023, while the impact was not material in for 2024

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

18.Taxation (continued)

(b)Income taxes (continued)

Deferred tax assets and liabilities

Deferred taxes are measured using the enacted tax rates for the years in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2024 and 2025 are as follows:

	December 31,
	2024	2025
	RMB	RMB
Tax loss carried forwards	455,210	503,635
Impairment loss of investments	47,920	65,943
Unrealized profit arising from elimination of inter-company transactions	4,478	33
Deferred revenue	1,856	2,120
Others (i)	2,557	12,757
	512,021	584,488
Less: Valuation allowance (ii)	(512,021)	(584,488)
Total deferred tax assets	—	—
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(18,025)	(13,575)
Unrealized gains on investments	(5,380)	(5,357)
Total deferred tax liabilities	(23,405)	(18,932)
Net deferred tax liabilities	(23,405)	(18,932)
(i)	Others primarily include the expected credit loss provision as of December 31, 2025, which mainly arose from the other receivable of a 2021 arrangement with a broadcaster (Note 8).
(ii)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including operating losses incurred in recent periods, future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2024 and 2025 were provided for net operating loss carry forwards, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of the future taxable income to be derived by the subsidiaries. If events including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	316,469	428,709	512,021
Additions	114,815	85,458	96,078
Reversals	(2,575)	(2,146)	(654)
Expiration of loss carry forward and impact of close of subsidiaries	—	—	(22,957)
Balance at end of the year	428,709	512,021	584,488

18.Taxation (continued)

(b)Income taxes (continued)

Tax loss carry forwards

As of December 31, 2025, total tax losses carried forward of the Company’s subsidiaries and VIEs in the PRC amounted to RMB2,106,255 which were expected to expire if not utilized between 2026 and 2035. The accumulated tax losses of a subsidiary incorporated in Singapore of RMB937,292 subject to the agreement of the relevant tax authorities, is allowed to be carried forward to offset against future taxable profits. Such carried forward tax losses in Singapore have no time limit.

In accordance with Singapore Tax Administration Law, the Singapore tax authorities generally have up to four years to claw back underpaid tax if the year of assessment is 2008 onwards. Accordingly, tax filings of the Group’s Singapore subsidiary for tax years 2021 through 2024 remain subject to the review by the relevant Singapore tax authorities. There were no ongoing tax examinations as of December 31, 2025 by Singapore tax authorities.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax filings from 2021 through 2025 remain open to examination by the respective tax authorities.

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.